FEDERATED INCOME SECURITIES TRUST

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2012

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: FEDERATED INCOME SECURITIES TRUST (the “Trust”)

Federated Unconstrained Bond Fund

Class A Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of the Prospectus and Statement of Additional Information dated January 31, 2012, that would have been filed under Rule 497(c), do not differ from the forms of the Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed 485(b) as Post-Effective Amendment No. 109 on January 27, 2012.

If you have any questions regarding this certification, please contact me at (412) 288-8240.

Very truly yours,

/s/ Alicia G. Powell

Alicia G. Powell

Assistant Secretary